Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2013	2012	2013	2012
Numerator for basic and diluted net loss per share	$(2,094)	$(39,017)	$(8,796)	$(43,391)
Denominator:
Weighted average shares for basic net loss per share	30,044	26,677	28,276	26,672
Effect of dilutive securities:
Weighted average of stock options, restricted stock awards, and warrants	—	—	—	—

Denominators for diluted net loss per share	30,044	26,677	28,276	26,672

Net loss per share – basic	$(0.07)	$(1.46)	$(0.31)	$(1.63)

Net loss per share – diluted	$(0.07)	$(1.46)	$(0.31)	$(1.63)

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the Years Ended December 31,
(In thousands, except per share data)	2012	2011	2010
Numerator for basic and diluted net income (loss) per share	$(47,206)	$(1,900)	$1,239
Denominator:
Weighted average shares for basic net income (loss) per share	26,673	23,572	18,301
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	—	—	66

Denominators for diluted net income (loss) per share	26,673	23,572	18,367

Net income (loss) per share – basic	$(1.77)	$(0.08)	$0.07

Net income (loss) per share – diluted	$(1.77)	$(0.08)	$0.07